Discontinued Operations (Details) (Textuals) (USD $) In Millions	3 Months Ended		9 Months Ended	6 Months Ended
	Sep. 30, 2010	Jun. 30, 2010 PMG [Member]	Sep. 30, 2010 PMG [Member]	Jun. 30, 2008 Infusion Pharmacy [Member]	Jun. 30, 2008 CMP [Member]
Discontinued Operations (Textuals)
Proceeds from sale of discontinued operation				$ 27.5
Pre-tax gain (loss) on sale of business	(8.3)			7.4	(1.3)
Impairment charges		$ 28.2	$ 28.2